Mining interests - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,035,097	$ 2,124,133	$ 1,950,356
Investments in joint ventures (accounted for using the equity method)	72,078	65,830
Total property, plant and equipment and joint ventures accounted for using the equity method	2,107,175	2,189,963	2,004,080
Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,881,768	1,972,451	856,172
Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	152,649	150,971	123,962
Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	680	711	487
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,113,126	2,909,819	2,546,361
Total property, plant and equipment and joint ventures accounted for using the equity method	3,185,204	2,975,649	2,600,085
Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,957,959	2,756,584	1,450,837
Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	152,649	150,971	123,962
Cost | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,518	2,264	1,827
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,078,029)	(785,686)	(596,005)
Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,076,191)	(784,133)	(594,665)
Accumulated depreciation and depletion | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,838)	(1,553)	(1,340)
Fekola Mine, Mali | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,024,156	1,059,307	0
Fekola Mine, Mali | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,168,491	1,094,784	0
Fekola Mine, Mali | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(144,335)	(35,477)	0
Otjikoto Mine, Namibia | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	336,548	363,916	385,680
Otjikoto Mine, Namibia | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	575,127	527,069	481,378
Otjikoto Mine, Namibia | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(238,579)	(163,153)	(95,698)
Masbate Mine, Philippines | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	433,488	431,797	352,233
Masbate Mine, Philippines | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	681,509	625,722	517,457
Masbate Mine, Philippines | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(248,021)	(193,925)	(165,224)
Masbate Mine, Philippines | Cost, net of impairment | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	681,509
Libertad Mine, Nicaragua | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,854	71,813	74,328
Libertad Mine, Nicaragua | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	315,569	335,651	300,816
Libertad Mine, Nicaragua | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(295,715)	(263,838)	(226,488)
Libertad Mine, Nicaragua | Cost, net of impairment | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	315,569
Limon Mine, Nicaragua | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	67,722	45,618	43,931
Limon Mine, Nicaragua | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	217,263	173,358	151,186
Limon Mine, Nicaragua | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(149,541)	(127,740)	(107,255)
Kiaka, Burkina Faso | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	73,173	69,989	64,907
Kiaka, Burkina Faso | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	73,173	69,989	64,907
Fekola Regional | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,903	17,211	9,326
Fekola Regional | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,903	17,211	9,326
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,581	10,603	4,819
Toega, Burkina Faso | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,581	10,603	4,819
Mocoa Royalty, Colombia | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,230	29,041
Mocoa Royalty, Colombia | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,230	29,041
Ondundu, Namibia | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,273	5,246	2,130
Ondundu, Namibia | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,273	5,246	2,130
Finland Properties, Finland | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,947	2,991	1,642
Finland Properties, Finland | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,947	2,991	1,642
Other | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,542	15,890	12,134
Other | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,542	15,890	12,134
Gramalote, Colombia, net of impairment
Disclosure of detailed information about property, plant and equipment [line items]
Investments in joint ventures (accounted for using the equity method)	$ 72,078	$ 65,830	$ 53,724